Bank Operating Loans	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Bank Operating Loans
Bank Operating Loans
At December 31, 2018, the Company had unsecured short-term borrowing lines of credit with banks totalling $900 million(1) (December 31, 2017 – $850 million) and letters of credit under these lines of credit totalling $439 million (December 31, 2017 – $422 million). As at December 31, 2018, bank operating loans were nil (December 31, 2017 – nil). Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates.
Sunrise Oil Sands Partnership has an unsecured demand credit facility of $10 million (December 31, 2017 – $10 million) available for general purposes. The Company’s proportionate share of the liability for any drawings under this credit facility is $5 million (December 31, 2017 – $5 million). As at December 31, 2018, there was no balance outstanding under this credit facility (December 31, 2017 – no balance).
(1) Includes $125 million demand facilities available specifically for letters of credit only.
The Company had the following available credit facilities as at December 31, 2018:

Credit Facilities
($ millions)	Available	Unused
Operating facilities(1) (note 13)	900	461
Syndicated bank facilities(2) (note 15)	4,000	3,800
End of year	4,900	4,261

(1)	Consists of demand credit facilities.

(2)	Commercial paper outstanding is supported by the Company’s Syndicated credit facilities.